Income Taxes	9 Months Ended	11 Months Ended
	Dec. 31, 2021	Nov. 29, 2021
Income Taxes

8.Income Taxes

Under the laws of the countries of the companies’ incorporation and / or vessels’ registration, the companies are not subject to tax on international shipping income; however, they are subject to registration and tonnage taxes, which are included in vessel operating expenses in the accompanying consolidated statement of comprehensive income.

The vessel-owning companies with vessels that have called on the United States are obliged to file tax returns with the Internal Revenue Service. However, pursuant to the Internal Revenue Code of the United States, U.S. source income from the international operations of ships is generally exempt from U.S. tax. The applicable tax is 50% of 4% of U.S. related gross transportation income unless an exemption applies. The Company and each of its subsidiaries expects it qualifies for this statutory tax exemption for the 2021 taxable year, and the Company takes this position for United States federal income tax return reporting purposes.

OceanPal Inc. Predecessors
Income Taxes

8.Income Taxes

Under the laws of the countries of the companies’ incorporation and / or vessels’ registration, the companies are not subject to tax on international shipping income; however, they are subject to registration and tonnage taxes, which are included in vessel operating expenses in the accompanying combined carve-out statements of operations.

The vessel-owning companies with vessels that have called on the United States are obliged to file tax returns with the Internal Revenue Service. However, pursuant to the Internal Revenue Code of the United States, U.S. source income from the international operations of ships is generally exempt from U.S. tax. The applicable tax is 50% of 4% of U.S.-related gross transportation income unless an exemption applies. Each of the subsidiaries expects it qualifies for this statutory tax exemption for the period from January 1, 2021 to November 29, 2021, 2020 and 2019 taxable years, and they take this position for United States federal income tax return reporting purposes.